Income Taxes - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Income tax [line items]
Name of subsidiary	Wheaton Precious Metals International Ltd.
Proportion of ownership interest in subsidiary	100.00%
Non Capital Losses	$ 103.0
Canada [member]
Income tax [line items]
Capital losses	33.0
2038 expiration [member] | Canada [member]
Income tax [line items]
Non Capital Losses	40.0
2039 expiration [member] | Canada [member]
Income tax [line items]
Non Capital Losses	$ 63.0
Impact of CRA Settlement [member] | 2005 - 2017 taxation year [member]
Income tax [line items]
Current Tax Expense related to CRA settlement		$ 4.0	$ 5.5
Interest and penalties related to CRA settlement		4.3	$ 5.9
Income tax expense offset by previously unrecognized tax loss credited directly to equity		$ 12.0